CONTRACT COSTS (Tables)	12 Months Ended
Dec. 31, 2024
CONTRACT COSTS
Schedule of movement of contract costs

	2023
	Cost to obtain	Cost to fulfill	Total
At January 1, 2023	1,554	858	2,412
Addition current year	461	610	1,071
Amortization during the year	(374)	—	(374)
Expense during the year	—	(704)	(704)
Impairment	—	(184)	(184)
At December 31, 2023	1,641	580	2,221
Current	(427)	(226)	(653)
Non-current	1,214	354	1,568

	2024
	Cost to obtain	Cost to fulfill	Total
At January 1, 2024	1,641	580	2,221
Addition current year	479	1,318	1,797
Amortization during the year	(454)	—	(454)
Expense during the year	—	(831)	(831)
Impairment	—	(3)	(3)
At December 31, 2024	1,666	1,064	2,730
Current	(407)	(727)	(1,134)
Non-current	1,259	337	1,596